Variable Interest Entities - Narratives (Details)	May 05, 2017	Dec. 31, 2022 CAD ($) cavern	Aug. 17, 2022 CAD ($) shares	Jul. 05, 2022	Jul. 04, 2022	Jan. 11, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)
Variable Interest Entity
Investments accounted for by the equity method (note 14)		$ 654,000,000					$ 623,000,000
Number Of Underground Storage Salt Caverns | cavern		5
Petrogas Energy Corporation
Variable Interest Entity
Additional ownership interest acquired (as a percent)				25.97%
Strathcona Storage LP
Variable Interest Entity
Equity method investment, ownership interest (percent)				40.00%	30.00%
Strathcona Storage LP | Canada
Variable Interest Entity
Equity method investment, ownership interest (percent)				40.00%	30.00%
Investments accounted for by the equity method (note 14)		$ 130,000,000					$ 131,000,000
Altagas LPG | RILE LP
Variable Interest Entity
VIE ownership percentage	70.00%
Vopak | RILE LP
Variable Interest Entity
VIE ownership percentage	30.00%
AltaGas Hybrid Trust | Series A
Variable Interest Entity
Preferred stock, shares issued | shares						300,000,000
AltaGas Hybrid Trust | Series B
Variable Interest Entity
Preferred stock, shares issued | shares			250,000,000
AltaGas Hybrid Trust | Fixed-to-Fixed Rate Subordinated Notes, Series 1
Variable Interest Entity
Debt face amount						$ 300,000,000
Debt instrument, stated rate (as a percent)						5.25%
AltaGas Hybrid Trust | Fixed-to-Fixed Rate Subordinated Notes, Series 2
Variable Interest Entity
Debt face amount			$ 250,000,000
Debt instrument, stated rate (as a percent)			7.35%